Current Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Liabilities Current [Line Items]
Book overdrafts	$ 81.6	$ 53.8
Dividends Payable, current	$ 118.7	$ 117.6